PROVISIONS, CONTINGENCIES AND COMMITMENTS - Narrative Asset Retirement Obligation (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Provisions	$ 2,632	$ 2,991	$ 2,534
Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	397	$ 478	$ 422
Ukraine | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	55
Canada | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	144
Mexico | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	69
Belgium | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	16
Germany | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	45
South Africa | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	21
Brazil | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	9
Kazakhstan | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	13
Bosnia and Herzegivina | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	2
Liberia | Asset retirement obligations
Disclosure of other provisions [line items]
Provisions	$ 23